Share Based Payments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Sharebased Payment Arrangements [Abstract]
Schedule of recognized a share based charge
	Year ended December 31 2021	Year ended December 31 2020	Year ended December 31 2019
	£’000	£’000	£’000

EMI prior to the Transaction	73	182	152
Unapproved prior to the Transaction	29,096	3,577	47
Modification at the Transaction	1,103	-	-
Incentive Equity Plan after the Transaction	13,599	-	-

	43,871	3,759	199

Schedule of reconciles the share options outstanding
Scheme	Number	Grant date	Expiry date

Unapproved prior to the Transaction	469,000	01/01/2021	01/01/2031
Unapproved prior to the Transaction	2,023,516	01/04/2021	01/04/2031
Incentive Equity Plan after the Transaction[1]	23,915,248	01/10/2021	01/10/2031

Total 2021	26,407,764

Unapproved prior to the Transaction	1,566,584	01/01/2020	01/01/2030
Unapproved prior to the Transaction	1,422,500	01/04/2020	01/04/2030
Unapproved prior to the Transaction	2,215,381	01/07/2020	01/07/2030
Unapproved prior to the Transaction	1,594,720	01/10/2020	01/10/2030

Total 2020	6,799,185

Unapproved prior to the Transaction	2,079,500	01/06/2019	31/05/2029
EMI prior to the Transaction	7,102,500	01/10/2019	30/09/2029

Total 2019	9,182,000

Schedule of reconciles the share options outstanding
	EMI	Unapproved	Incentive Equity Plan
	Number of options	Number of options	Number of options
At December 31, 2019	7,087,500	2,059,500	-

Granted during the year	-	6,799,185	-
Exercised during the year	(1,353,817)	-	-
Forfeited during the year	(1,050,000)	(737,292)	-
At December 31, 2020	4,683,683	8,121,393	-

Granted prior to the Transaction	-	2,492,516	-
Forfeited prior to the Transaction	(66,413)	(579,713)	-
Cash settled at the Transaction	(34,690)	(44,114)	-
Replacements at the Transaction[1]	(4,582,580)	(9,990,082)	50,347,491
Granted after the Transaction	-	-	23,915,248
At December 31, 2021	-	-	74,262,739

Schedule of relevant in the determination of fair value of the employee share options granted
	Unapproved	Incentive Equity Plan	Incentive Equity Plan – Executive Directors

Valuation method	Monte-Carlo	N/A1	Monte-Carlo
Exercise price	£nil	£nil	£nil
Expected volatility	50%	N/A	53%
Dividend yield	Nil	Nil	Nil
Risk free interest rate	0.00%	N/A	1.15%
Fair value per share	£8.27 - £23.74	£5.33	£2.93

Unapproved

Valuation method	Black-Scholes
Exercise price	£nil
Expected volatility	46%
Dividend yield	Nil
Risk free interest rate	0.00%
Fair value per share	£0.72 - £4.47

	EMI	Unapproved

Valuation method	Black-Scholes	Black-Scholes
Exercise price	£0.10	£nil
Expected volatility	66%	62%
Dividend yield	Nil	Nil
Risk free interest rate	0.80%	0.75%
Fair value per share	£0.17	£0.17